UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-03779

Name of Fund:  BBH TRUST

		BBH Money Market Fund
		BBH U.S. Treasury Money Fund
		BBH Tax Free Short/Intermediate Fixed Income Fund
		BBH Tax Exempt Money Fund



Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
	Nancy D. Osborn
	BBH Trust, 40 Water Street, Boston, MA,  02109
  	Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/06

Date of reporting period: 07/01/05 - 12/31/05

ITEM 1 - Attach shareholder report
                                     BROWN    [LOGO]
                                     BROTHERS
                                     HARRIMAN

                               Semi-Annual Report

                                DECEMBER 31, 2005

                             BBH MONEY MARKET FUND

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005 (unaudited)

ASSETS:
   Investment in BBH U.S. Money Market Portfolio
      (the "Portfolio"), at value ...........................     $1,263,696,413
                                                                  --------------
       Total Assets .........................................      1,263,696,413
                                                                  --------------
LIABILITIES:
   Payables for:
     Dividends declared .....................................            533,842
     Shareholder servicing fees .............................            530,928
     Administrative fees ....................................            201,753
     Board of Trustees' fees ................................             32,767
     Professional fees ......................................             23,139
     Accounting fees ........................................              2,667
   Accrued expenses and other liabilities ...................             79,221
                                                                  --------------
       Total Liabilities ....................................          1,404,317
                                                                  --------------
NET ASSETS, for 1,262,292,096 fund shares outstanding .......     $1,262,292,096
                                                                  ==============
Net Assets Consist of:
   Par value ................................................     $   12,622,921
   Paid-in capital in excess of par .........................      1,249,669,175
                                                                  --------------
Net Assets ..................................................     $1,262,292,096
                                                                  ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE ................              $1.00
                                                                           =====



   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2005 (unaudited)

INVESTMENT INCOME:
   Interest income allocated from Portfolio .................      $ 24,168,189
   Expenses allocated from Portfolio ........................        (1,057,078)
                                                                   ------------
     Net Investment Income Allocated from Portfolio .........        23,111,111
                                                                   ------------
Expenses:
   Shareholder servicing fees ...............................         1,601,024
   Administrative fees ......................................           608,389
   Board of Trustees' fees ..................................            40,059
   Professional fees ........................................            19,453
   Accounting fees ..........................................             3,999
   Miscellaneous expenses ...................................            44,971
                                                                   ------------
     Total Expenses .........................................         2,317,895
                                                                   ------------
Net Investment Income .......................................      $ 20,793,216
                                                                   ============



   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2005                                          3

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                     For the six
                                                     months ended         For the
                                                   December 31, 2005     year ended
                                                      (unaudited)       June 30, 2005
                                                    ---------------    ---------------
DECREASE IN NET ASSETS:
   From Operations:
     Net investment income ........................ $    20,793,216    $    23,193,048
   Dividends declared from net investment income ..     (20,793,216)       (23,193,048)
                                                    ---------------    ---------------
   From Fund Share (Principal) Transactions
     at Net Asset Value of $1.00 per share:
       Fund shares sold ...........................     738,983,216      4,013,587,731
       Fund shares issued in reinvestment
          of dividends ............................      10,403,560         11,386,843
       Fund shares repurchased ....................    (745,186,553)    (4,141,684,337)
                                                    ---------------    ---------------
   Net increase (decrease) in net assets
       resulting from fund share transactions .....       4,200,223       (116,709,763)

NET ASSETS:
   Beginning of year ..............................   1,258,091,873      1,374,801,636
                                                    ---------------    ---------------
   End of period .................................. $ 1,262,292,096    $ 1,258,091,873
                                                    ===============    ===============


   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                                For the six
                                                months ended
                                                December 31,            For the years ended June 30,
                                                    2005       ----------------------------------------------
                                                 (unaudited)    2005      2004      2003      2002      2001
                                                 -----------   ------    ------    ------    ------    ------
Net asset value, beginning of year ..........      $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
Income from investment operations:
   Net investment income ....................        0.02        0.01      0.01      0.01      0.02      0.05
Dividends to shareholders
   from net investment income ...............       (0.02)      (0.01)    (0.01)    (0.01)    (0.02)    (0.05)
                                                   ------      ------    ------    ------    ------    ------
Net asset value, end of period ..............      $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                   ======      ======    ======    ======    ======    ======
Total return ................................        1.63%       1.72%     0.59%     1.06%     2.10%     5.57%

Ratios/Supplemental data1:
   Net assets, end of period
      (in millions) .........................      $1,262      $1,258    $1,375    $1,459    $1,382    $1,450
   Ratio of expenses to
      average net assets ....................        0.53%(2)   20.52%     0.52%     0.52%     0.51%     0.52%

   Ratio of net investment
      income to average net assets ..........        3.25%(2)    1.70%     0.59%     1.05%     2.08%     5.43%

----------
(1) Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the Portfolio's expense offset arrangement, as appropriate.

(2)   Annualized.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2005                                          5

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (unaudited)


1. Organization and Significant Accounting Policies. BBH Money Market Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At December 31, 2005, there were four series of the Trust.

   The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 45% at December 31, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. Valuation of Investments. The Fund records its investments in the Portfolio at fair value. Valuation of investments in the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. Interest  Income  and  Expenses.   The  Fund  records  its  share  of  the
      Portfolio's income and expenses each day. In addition, the Fund accrues its own expenses.

   C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

   D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

2. Transactions with Affiliates.

   Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.095% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2005, the Fund incurred $608,389 for administrative services.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2005 (unaudited)

   Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2005, the Fund incurred $1,601,024 for shareholder servicing services.

   Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2005, the Fund incurred $40,059 for Trustees' fees.

   Accounting Fees. The Fund has an accounting agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly. For the six months ended December 31, 2005, the Fund incurred $3,999 for accounting services.


FINANCIAL STATEMENT DECEMBER 31, 2005                                          7

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2005 (unaudited)

EXAMPLE

As a shareholder of BBH Money Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Expenses Paid
                        Beginning         Ending              During Period
                      Account Value    Account Value         July 1, 2005
                      July 1, 2005   December 31, 2005   to December 31, 2005(1)
                      -------------  -----------------   -----------------------
Actual.............      $1,000           $1,016                   3
Hypothetical(2)....      $1,000           $1,023                   3

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
December 31, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 12, 2005, the Board of Trustees (the "Board") of BBH Trust (the "Trust") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2004, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.


FINANCIAL STATEMENT DECEMBER 31, 2005                                          9

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2005 (unaudited)


The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2005 (unaudited)

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH Money Market Fund also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Trustees reviewed information showing performance of the Fund compared to other funds in the iMoneyNet (1st Tier Retail). The comparative information showed that the Funds had superior performance compared to the averages in these categories over all relevant periods. The Board also viewed with favor that the total expense ratio was substantially lower than the averages in these categories. The Board also noted that the BBH Money Market Fund had maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Board concluded that the Funds' investment results over time and expense ratios had been satisfactory.


FINANCIAL STATEMENT DECEMBER 31, 2005                                         11

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

BREAKDOWN BY SECURITY TYPE
                                                                      Percent of
                                                     U.S. $ Value     Net Assets
                                                    --------------    ----------
Certificates of Deposit ........................    $  474,988,831       17.1%
Commercial Paper ...............................     1,225,753,003       44.1
Corporate Bonds ................................       607,578,909       21.9
Municipal Bonds ................................        47,090,000        1.7
U.S. Government Agency Obligation ..............        99,968,784        3.6
Time Deposits ..................................       318,000,000       11.4
Other Assets in Excess of Liabilities ..........         6,730,480        0.2
                                                    --------------      -----
Net Assets .....................................    $2,780,110,007      100.0%
                                                    ==============      =====

All data as of December 31, 2005. The fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

   Principal                                     Maturity  Interest
    Amount                                         Date      Rate       Value
   ---------                                     --------  --------     -----
                CERTIFICATES OF DEPOSIT (17.1%)
 $ 25,000,000   Banco Bilbao...................  01/13/06   4.275%  $ 25,000,000
   25,000,000   Banco Bilbao...................  01/17/06   4.300     24,999,972
   50,000,000   Barclays Bank, Plc.............  02/08/06   4.250     50,000,000
   25,000,000   Credit Suisse First Boston
                  Corp.........................  01/03/06   4.240     25,000,000
   25,000,000   Deutsche Bank AG...............  03/23/06   3.710     25,000,000
   25,000,000   Deutsche Bank AG...............  07/25/06   4.065     24,999,170
   50,000,000   Lloyds Bank, Plc...............  01/20/06   4.290     50,000,263
   25,000,000   Rabobank Nederland NV..........  02/14/06   3.230     24,993,331
   25,000,000   Rabobank Nederland NV..........  03/03/06   3.490     24,997,141
   25,000,000   Royal Bank of Scotland.........  01/30/06   4.280     25,000,000
   25,000,000   Royal Bank of Scotland.........  01/31/06   4.280     24,999,209
   50,000,000   Societe Generale...............  01/31/06   4.300     50,000,000
   50,000,000   Washington Mutual, Inc.........  01/31/06   4.260     50,000,000
   18,000,000   Wells Fargo Bank NA............  01/06/06   4.400     18,000,000
   32,000,000   Wells Fargo Bank NA............  01/26/06   4.300     31,999,745
                                                                    ------------
                Total Certificates of Deposit..                      474,988,831
                                                                    ------------

                COMMERCIAL PAPER (44.1%)
   22,780,000   AT&T, Inc......................  01/03/06   4.350     22,774,495
   25,000,000   Bank of America Corp...........  01/30/06   4.290     24,913,604
   20,000,000   Bank of America Corp...........  01/31/06   4.230     19,929,500
   50,000,000   Bear Stearns & Co., Inc........  01/03/06   4.420     49,987,722
   50,000,000   Bear Stearns & Co., Inc........  01/30/06   4.310     49,826,403
   25,000,000   Beta Financial Group, Inc......  02/09/06   4.200     24,886,250
   25,000,000   Blue Spice LLC.................  01/03/06   4.380     24,993,917
   25,000,000   Blue Spice LLC.................  01/26/06   4.110     24,928,646
  100,000,000   BMW U.S. Capital LLC...........  01/03/06   4.180     99,976,778
   25,000,000   Canadian Imperial Holdings.....  01/09/06   4.250     24,976,389
    7,050,000   City of Chicago, Illinois......  01/11/06   4.320      7,041,540
   15,050,000   City of Chicago, Illinois......  01/18/06   4.300     15,019,440
   43,550,000   Columbia University............  01/31/06   4.270     43,395,034
   50,000,000   Danske Corp....................  01/09/06   4.260     49,952,666
   19,500,000   First Data Corp................  01/04/06   4.310     19,492,996
   16,200,000   Florida Power & Light..........  01/11/06   4.360     16,180,380
   50,000,000   Goldman Sachs Group, Inc.......  01/03/06   4.360     49,987,889

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2005                                         13

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

   Principal                                   Maturity  Interest
    Amount                                       Date      Rate         Value
   ---------                                   --------  --------       -----
              COMMERCIAL PAPER (continued)
$  25,000,000 Goldman Sachs Group, Inc.......  02/02/06   4.250%  $   24,905,555
   50,000,000 ING Funding LLC................  01/26/06   4.230       49,853,125
   33,000,000 Kittyhawk Funding Corp.........  01/09/06   4.280       32,968,613
   17,000,000 Kittyhawk Funding Corp.........  01/17/06   4.230       16,968,040
   50,000,000 Koch Industries................  01/30/06   4.270       49,828,014
   30,000,000 Lehman Brothers, Inc...........  01/03/06   4.050       29,993,250
   75,000,000 Morgan Stanley.................  01/03/06   4.200       74,982,500
   20,000,000 National Rural Utilities
                Cooperative Finance Corp. ...  01/20/06   4.260       19,955,033
   50,000,000 Rabobank USA Financial.........  01/03/06   4.290       49,988,083
   20,000,000 Rights of University
                of Canada....................  01/04/06   4.350       19,992,750
   50,000,000 Steamboat Funding Corp.........  01/04/06   4.350       49,981,875
   15,262,000 Texas Agricultural Finance.....  01/12/06   4.340       15,241,994
    8,718,000 Three Rivers Funding Corp......  01/03/06   4.270        8,715,932
   30,000,000 Three Rivers Funding Corp......  01/17/06   4.300       29,942,667
   10,071,000 Three Rivers Funding Corp......  01/27/06   4.230       10,040,233
   50,000,000 UBS Finance, Ltd...............  01/03/06   4.190       49,928,667
   50,000,000 UBS Finance, Ltd...............  01/13/06   4.280       49,988,361
   25,000,000 Variable Funding
                Capital Corp.................  01/03/06   4.200       24,994,167
   33,300,000 Variable Funding
                Capital Corp.................  01/12/06   4.270       33,256,553
   16,000,000 Variable Funding
                Capital Corp.................  01/20/06   4.270       15,963,942
                                                                  --------------
              Total Commercial Paper.........                      1,225,753,003
                                                                  --------------
              CORPORATE BONDS (21.9%)
    9,705,000 Alabama Power Co...............  02/15/06   2.650        9,682,072
    8,380,000 American Express Bank1.........  01/23/06   4.400        8,384,308
    4,000,000 Bank One Corp..................  02/01/06   6.500        4,009,088
    5,450,000 BCH Cayman Islands. Ltd........  02/15/06   6.500        5,462,671
   27,000,000 Brown-Forman Corp..............  03/15/06   2.125       26,882,807
   25,000,000 Canadian Imperial Bank(1)......  01/30/06   4.320       24,996,473
   25,000,000 CIT Group, Inc.(1).............  02/13/06   4.340       25,001,247
   25,000,000 Citigroup Global Market
                Holdings, Inc.(1) ...........  02/07/06   4.301       25,003,429
   25,000,000 Credit Suisse First
                Boston Corp.(1)..............  01/06/06   4.300       25,000,044
   25,000,000 Credit Suisse, New York(1).....  03/27/06   4.489       25,000,099

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

  Principal                                    Maturity   Interest
   Amount                                        Date       Rate        Value
  ---------                                    --------   --------      -----
              CORPORATE BONDS (continued)
$  5,075,000  FleetBoston Financial Corp.....  04/15/06    7.125%   $  5,121,468
  25,450,000  General Dynamics Corp..........  05/15/06    2.125      25,260,253
  35,000,000  General Electric
                Capital Corp.(1).............  02/03/06    4.461      35,002,159
   5,000,000  General Electric
                Capital Corp.(1).............  02/13/06    4.502       5,003,300
  25,000,000  Goldman Sachs Group, Inc.(1)...  01/27/06    4.386      25,041,958
  22,000,000  HBOS Treasury Services,
                Plc.(1)......................  01/26/06    4.236      22,000,033
   6,500,000  HBOS Treasury Services,
                Plc.(1)......................  03/30/06    4.547       6,501,027
  25,750,000  HSBC Finance Corp..............  01/24/06    6.500      25,800,720
   6,775,000  HSBC Finance Corp..............  05/15/06    7.250       6,854,885
  31,831,000  JPMorgan Chase & Co............  08/15/06    5.625      32,123,062
   5,000,000  Morgan Stanley.................  04/15/06    6.100       5,019,307
  50,000,000  National City Bank
                of Indiana(1)................  01/30/06    4.329      49,996,466
  27,682,000  National Rural Utilities
                Cooperative Finance Corp. ...  05/15/06    6.000      27,882,291
   5,000,000  PNC Bank NA(1).................  01/30/06    4.350       4,999,175
  25,245,000  Prudential Insurance Co........  07/23/06    6.375      25,566,054
  15,165,000  Santander Finance lssuances....  04/01/06    7.000      15,252,986
  10,860,000  SLM Corp.(1)...................  01/25/06    4.370      10,864,486
  35,000,000  SLM Corp.(1)...................  03/15/06    4.691      35,047,073
   9,850,000  Suntrust Bank..................  01/30/06    2.125       9,838,665
  29,800,000  Suntrust Bank(1)...............  03/24/06    4.519      29,798,361
  25,000,000  Wal-Mart Stores................  06/01/06    5.586      25,182,942
                                                                    ------------
              Total Corporate Bonds..........                        607,578,909
                                                                    ------------

              MUNICIPAL BONDS (1.7%)
   2,000,000  Jacksonville, Florida,
                Economic Development
                Commission(1) ...............  01/05/06    4.380       2,000,000
   2,400,000  Laguna Development Corp.,
                New Mexico(1) ...............  01/05/06    4.450       2,400,000
  35,700,000  Los Angeles, California,
                Water & Power Revenue(1) ....  01/05/06    4.390      35,700,000
   4,790,000  Massachusetts State Housing
                Finance Agency(1) ...........  01/05/06    4.450       4,790,000
    2,200,000  Texas State(1)................  01/04/06    4.450       2,200,000
                                                                    ------------
               Total Municipal Bonds.........                         47,090,000
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2005                                         15

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

  Principal                                 Maturity   Interest
   Amount                                     Date       Rate        Value
  ---------                                 --------   --------      -----
              U.S. GOVERNMENT AGENCY
              OBLIGATION (3.6%)
$ 100,000,000 Federal Home Loan Bank(1)....  02/02/06   4.150%   $   99,968,784
                                                                 --------------

              TIME DEPOSITS (11.4%)
  100,000,000 Dresdner Bank................  01/03/06   4.200       100,000,000
   50,000,000 ING Bank.....................  01/03/06   4.230        50,000,000
  118,000,000 Royal Bank of Canada.........  01/03/06   3.750       118,000,000
   50,000,000 Societe Generale.............  01/03/06   4.220        50,000,000
                                                                 --------------
              Total Time Deposits..........                         318,000,000
                                                                 --------------
TOTAL INVESTMENTS AT AMORTIZED COST........              99.8%   $2,773,379,527
OTHER ASSETS IN EXCESS OF LIABILITIES......               0.2         6,730,480
                                                        -----    --------------
NET ASSETS ................................             100.0%   $2,780,110,007
                                                        =====    ==============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest rate payment date).

      The yield shown represents the December 31, 2005 coupon rate.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

ASSETS:
   Investments, at amortized cost ......................          $2,773,379,527
   Cash ................................................               1,754,219
   Interest receivable .................................              10,687,060
   Prepaid expenses ....................................                  77,393
                                                                  --------------
     Total Assets ......................................           2,785,898,199
                                                                  --------------

LIABILITIES:
   Payables for:
     Investments purchased .............................               5,002,196
     Investment advisory fees ..........................                 431,317
     Administrative fees ...............................                 150,961
     Custody and accounting fees .......................                 123,352
     Board of Trustees' fees ...........................                  64,234
     Professional fees .................................                  16,132
                                                                  --------------
       Total Liabilities ...............................               5,788,192
                                                                  --------------
NET ASSETS .............................................          $2,780,110,007
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2005                                         17

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2005 (unaudited)
(expressed in U.S. dollars)

NET INVESTMENT INCOME:
   Income:
     Interest ...........................................          $ 49,623,985
                                                                   ------------
   Expenses:
     Investment advisory fees ...........................             1,332,814
     Administrative fees ................................               466,485
     Custody and accounting fees ........................               243,168
     Board of Trustees' fees ............................                73,485
     Miscellaneous expenses .............................                56,712
                                                                   ------------
       Total Expenses ...................................             2,172,664
       Expense offset arrangement .......................                  (804)
                                                                   ------------
       Net Expenses .....................................             2,171,860
                                                                   ------------
   Net Investment Income ................................          $ 47,452,125
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (expressed in U.S. dollars)

                                               For The six
                                               months ended          For the
                                            December 31, 2005      year ended
                                               (unaudited)       June 30, 2005
                                            -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income...............   $    47,452,125     $    62,265,463
                                            ---------------     ---------------
   Capital Transactions:
     Proceeds from contributions.........     2,668,103,077       7,990,156,859
     Value of withdrawals................    (2,439,496,419)     (8,419,532,606)
                                            ---------------     ---------------
       Net increase (decrease) in net
         assets resulting from capital
         transactions ...................       228,606,658        (429,375,747)
                                            ---------------     ---------------
       Total increase (decrease) in
         net assets......................       276,058,783        (367,110,284)

NET ASSETS:
   Beginning of year.....................     2,504,051,224       2,871,161,508
                                            ---------------     ---------------
   End of period.........................   $ 2,780,110,007     $ 2,504,051,224
                                            ===============     ===============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2005                                         19

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)

                                 For the six
                                months ended
                                 December 31,              For the years ended June 30,
                                    2005        ---------------------------------------------------
                                 (unaudited)     2005       2004      2003        2002        2001
                                -------------   ------     ------    ------      ------     -------
Total return...................     1.92%         2.17%     0.99%     1.44%       2.47%       5.95%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) ............   $2,780        $2,504    $2,871    $3,422      $2,874      $2,358
   Expenses as a percentage
     of average net assets:
     Net expenses paid
       by Portfolio ...........     0.16%(1)     10.16%     0.16%     0.15%       0.16%       0.15%

     Expense offset
..      arrangement ............     0.00%(1,2)    0.00%(2)  0.00%(2)  0.00%(2)    0.00%(2)    0.01%
                                  ------        ------    ------    ------      ------       -----
       Total expenses .........     0.16%         0.16%     0.16%     0.15%       0.16%       0.16%
                                  ------        ------    ------    ------      ------       -----
   Ratio of net investment
     income to average net
       assets .................     3.56%(1)      2.05%     0.95%     1.40%       2.39%       5.64%

----------
(1)   Annualized.

(2)   Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

1. Organization and Accounting Policies. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

      C. Federal Income Taxes. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 2005, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

      D. Repurchase Agreements. When entering into repurchase agreements, it is the Portfolios' policy that its custodian, sub-custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

      E.    Other.  Investment  transactions  are  accounted for on a trade date
            basis.   Realized  gains  and  losses,   if  any,  from   investment
            transactions are determined on the basis of identified cost.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate of 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable


FINANCIAL STATEMENT DECEMBER 31, 2005                                         21

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

      department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the
      Investment Advisors Act of 1940. For the six months ended December 31, 2005, the Portfolio incurred $1,332,814 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee from the Fund calculated daily and paid monthly at an annual rate of 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2005, the Portfolio incurred $466,485 for administrative services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended December 31, 2005, the Portfolio incurred $73,485 for the Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended December 31, 2005, the Portfolio incurred $243,168 for custody and accounting services. These fees were reduced by $804 as a result of an expense offset arrangement with the Portfolio's custodian. In the event that the Portfolio is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Portfolio to cover overdrafts. Pursuant to their agreement the Portfolio will be charged interest based on LIBOR on the day of the overdraft plus one percent. The total interest paid by the fund for the six months ended December 31, 2005 was $20,295.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

EXAMPLE

As a shareholder of BBH Money Market Portfolio (the "Portfolio"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Expenses Paid
                         Beginning          Ending            During Period
                       Account Value     Account Value        July 1, 2005 to
                       July 1, 2005    December 31, 2005    December 31, 2005(1)
                       -------------   -----------------    --------------------
Actual..............      $1,000            $1,019                  1
Hypothetical(2).....      $1,000            $1,024                  1

----------
(1) Expenses are equal to the Portfolio's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT DECEMBER 31, 2005                                         23

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
December 31, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 12, 2005, the Board of Trustees (the "Board") of BBH Portfolio (the "Portfolio") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Portfolio and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2004, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

BBH U.S MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2005 (unaudited)

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.


FINANCIAL STATEMENT DECEMBER 31, 2005                                         25

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2005 (unaudited)

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH U.S. Money Market Portfolio also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

The Trustees reviewed information showing performance of the Fund compared to other funds in the iMoneyNet (1st Tier Institutional). The comparative information showed that the Funds had superior performance compared to the averages in these categories over all relevant periods. The Trustees also viewed with favor that the total expense ratio was substantially lower than the averages in these categories. The Trustees also noted that the BBH U.S. Money Market Portfolio had maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Funds' investment results over time and expense ratios had been satisfactory.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                     BROWN    [LOGO]
                                     BROTHERS
                                     HARRIMAN

                                     BROWN    [LOGO]
                                     BROTHERS
                                     HARRIMAN

--------------------------------------------------------------------------------
                               Semi-Annual Report
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

                          BBH U.S. TREASURY MONEY FUND

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2005 (unaudited)

BREAKDOWN BY SECURITY TYPE
                                                                      PERCENT OF
                                                       U.S. $ VALUE   NET ASSETS
                                                       ------------   ----------
U.S. Treasury Bills ............................       $156,270,362       97.1%
Other Assets in Excess of Liabilities ..........          4,718,682        2.9
                                                       ------------      -----
Net Assets .....................................       $160,989,044      100.0%
                                                       ============      =====

All data as of December 31, 2005. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

Principal                                               Amount        Value
--------------                                          ------     -------------
             U.S. TREASURY BILLS(a) (97.1%)
$23,200,000  due 01/05/06, 2.35%....................               $ 23,193,942
 28,550,000  due 01/12/06, 3.805%...................                 28,516,810
  8,700,000  due 01/19/06, 3.90%....................                  8,683,035
 72,050,000  due 03/02/06, 3.806%...................                 71,592,994
  3,250,000  due 03/09/06, 3.866%...................                  3,226,616
    550,000  due 04/20/06, 3.985%...................                    543,364
 20,800,000  due 05/04/06, 4.03%....................                 20,513,601
                                                                   ------------
             Total U.S. Treasury Bills..............                156,270,362
                                                                   ------------

TOTAL INVESTMENTS, AT AMORTIZED COST................      97.1%    $156,270,362
OTHER ASSETS IN EXCESS OF LIABILITIES...............       2.9        4,718,682
                                                         -----     ------------
NET ASSETS..........................................     100.0%    $160,989,044
                                                         =====     ============

----------
(a)   Rates shown are yields to maturity at time of purchase.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2005                                          3

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005 (unaudited)

ASSETS:
   Investments, at amortized cost ............................      $156,270,362
   Investments matured .......................................         5,000,000
   Interest receivable .......................................            46,875
                                                                    ------------
     Total Assets ............................................       161,317,237
                                                                    ------------
LIABILITIES:
   Due to bank ...............................................           145,907
   Payables for:
     Shareholder servicing fees ..............................            45,939
     Investment advisory fees ................................            30,626
     Dividends declared ......................................            27,518
     Administrative fees .....................................            21,084
     Custody and accounting fees .............................            14,794
     Professional fees .......................................            13,549
     Board of Trustees' fees .................................             2,999
     Accrued expenses and other liabilities ..................            25,777
                                                                    ------------
       Total Liabilities .....................................           328,193
                                                                    ------------
NET ASSETS, for 160,988,894 fund shares outstanding ..........      $160,989,044
                                                                    ============
Net Assets Consist of:
   Par value .................................................      $  1,609,889
   Paid-in capital in excess of par ..........................       159,379,155
                                                                    ------------
Net Assets ...................................................      $160,989,044
                                                                    ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE .................             $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2005 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Interest ................................................       $2,035,665
                                                                     ----------
   Expenses:
     Shareholder servicing fees ..............................          135,699
     Investment advisory fees ................................           90,466
     Administrative fees .....................................           60,311
     Custody and accounting fees .............................           22,831
     Professional fees .......................................           12,588
     Board of Trustees' fees .................................            6,683
     Miscellaneous expenses ..................................           27,181
                                                                     ----------
       Total Expenses ........................................          355,759
       Expense offset arrangement ............................           (1,195)
                                                                     ----------
       Net Expenses ..........................................          354,564
                                                                     ----------
   Net Investment Income .....................................       $1,681,101
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2005                                          5

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                                   For the six
                                                   months ended       For the
                                                December 31, 2005    year ended
                                                   (unaudited)     June 30, 2005
                                                -----------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income ...................    $  1,681,101     $  1,886,545
   Dividends declared from net investment
     income ..................................      (1,680,951)      (1,888,956)
                                                  ------------     ------------
     Net increase (decrease) in net assets
       from operations .......................             150           (2,411)
                                                  ------------     ------------
   From Fund Share (Principal) Transactions
     at Net Asset Value of $1.00 per share:
       Fund shares sold ......................     125,436,156      425,789,851
       Fund shares issued in reinvestment
         of dividends ........................         700,643          676,711
       Fund shares repurchased ...............    (105,768,372)    (403,015,510)
                                                  ------------     ------------
         Net increase in net assets
           resulting from fund share
           transactions ......................      20,368,427       23,451,052
                                                  ------------     ------------
         Total increase in net assets ........      20,368,577       23,448,641

NET ASSETS:
   Beginning of year .........................     140,620,467      117,171,826
                                                  ------------     ------------
   End of period .............................    $160,989,044     $140,620,467
                                                  ============     ============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                                   For the six
                                                  months ended
                                                   December 31,                    For the years ended June 30,
                                                      2005            -----------------------------------------------------
                                                   (unaudited)        2005       2004          2003        2002        2001
                                                  -------------       ----       ----          ----        ----        ----
Net asset value, beginning  of year .............     $1.00          $1.00       $1.00         $1.00       $1.00       $1.00
Income from investment  operations:
   Net investment income ........................      0.01           0.01        0.00(1)       0.01        0.02        0.05
Dividends to shareholders from
  net investment income .........................     (0.01)         (0.01)      (0.00)(1)     (0.01)      (0.02)      (0.05)
                                                      -----          -----       -----         -----       -----       -----
Net asset value, end of period ..................     $1.00          $1.00       $1.00         $1.00       $1.00       $1.00
                                                      =====          =====       =====         =====       =====       =====
Total return ....................................      1.43%          1.41%       0.40%         0.91%       1.95%       5.20%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) ..............................      $161           $141        $117          $137        $188        $186
   Ratio of expenses to average
     net assets:
     Net expenses paid by Fund ..................      0.59%(2)       0.56%       0.59%         0.57%       0.56%       0.55%
     Expense offset arrangement .................      0.00%(2)       0.01%       0.00%         0.00%       0.00%       0.00%
                                                      -----          -----       -----         -----       -----       -----
     Total expenses .............................      0.59%(2)       0.57%       0.59%         0.57%       0.56%       0.55%
   Ratio of net investment
     income to average
     net assets .................................      1.41%(2)       1.49%       0.39%         0.92%       1.91%       5.00%

----------
(1)   Less than $0.01 per share.

(2)   Annualized.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2005                                          7

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (unaudited)

1. Organization and Significant Accounting Policies. BBH U.S. Treasury Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At December 31, 2005, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At December 31, 2005, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

      D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      E. Other. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2005, the Fund incurred $90,466 for advisory services.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2005 (unaudited)

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2005, the Fund incurred $60,311 for administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.225% of the Fund's average daily net assets. For the six months ended December 31, 2005, the Fund incurred $135,699 for shareholder servicing services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2005, the Fund incurred $6,683 for Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended December 31, 2005, the Fund incurred $22,831 for custody and accounting services. These fees were reduced by $1,195 as a result of an expense offset arrangement with the Fund's custodian. The Fund was overdrawn $145,907 on December 31, 2005. Under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the six months ended December 31, 2005 was $3,413.


FINANCIAL STATEMENT DECEMBER 31, 2005                                          9

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2005 (unaudited)

EXAMPLE

As a shareholder of BBH U.S. Treasury Money Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Expenses Paid
                            Beginning         Ending           During Period
                          Account Value    Account Value      July 1, 2005 to
                          July 1, 2005   December 31, 2005  December 31, 2005(1)
                          -------------  -----------------  --------------------
Actual.................       $1,000           $1,014                 3
Hypothetical(2)........       $1,000           $1,022                 3

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
December 31, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 12, 2005, the Board of Trustees (the "Board") of BBH Trust, Inc. (the "Corporation") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Corporation and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2004, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute


FINANCIAL STATEMENT DECEMBER 31, 2005                                         11

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2005 (unaudited)

shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2005 (unaudited)

uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment  Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH U.S. Treasury Money Fund also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Trustees considered the 1-, 3- and 5-year annualized total returns versus the iMoneyNet (Treasury Retail). The Trustees noted favorable comparisons versus that average for the most recent periods and, in their view, immaterial difference over longer ones. Moreover, they had been appropriately advised by BBH about its duration and average weighted maturity decisions during the relevant periods and were satisfied overall with the competitiveness of the performance. The Trustees also noted with favor that the expense ratio was substantially lower than that of the average. The Trustees also noted that the Fund had successfully maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Fund's investment results over time and its total expense ratio had been satisfactory.

FINANCIAL STATEMENT DECEMBER 31, 2005                                         13

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265

By E-mail send your request to:     bbhfunds@bbh.com

On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                     BROWN    [LOGO]
                                     BROTHERS
                                     HARRIMAN

                                     BROWN    [LOGO]
                                     BROTHERS
                                     HARRIMAN

--------------------------------------------------------------------------------
                               Semi-Annual Report
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

               BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

BBH Tax Free Short/Intermediate Fixed Income Fund
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2005 (unaudited)


                                                                      PERCENT OF
BREAKDOWN BY BOND TYPE                              U.S. $ VALUE      NET ASSETS
                                                    ------------      ----------
Certificate of Participation ....................    $ 1,075,942         1.5%
Education .......................................      6,956,491         9.6
General Obligations .............................     31,325,249        43.2
Health Care .....................................      1,558,880         2.2
Housing .........................................      1,028,210         1.4
Industrial ......................................      3,634,256         5.0
Miscellaneous ...................................      6,839,287         9.4
Pre-Refunded ....................................      1,589,375         2.2
Sales Tax .......................................      2,470,593         3.4
Transportation ..................................      6,630,232         9.1
Utilities .......................................      4,601,340         6.3
Water/Sewer .....................................      3,455,020         4.8
Other Assets in Excess of Liabilities ...........      1,351,057         1.9
                                                     -----------       -----
Net Assets ......................................    $72,515,932       100.0%
                                                     ===========       =====

TOP FIVE HOLDINGS BY STATE

                                                                      PERCENT OF
                                                    U.S. $ VALUE      NET ASSETS
                                                    ------------      ----------
New York ........................................    $ 7,411,763        10.2%
Illinois ........................................      5,271,809         7.3
Texas ...........................................      5,089,305         7.0
New Jersey ......................................      4,190,509         5.8
South Carolina ..................................      3,410,330         4.7
Other States ....................................     45,791,159        63.1
Other Assets in Excess of Liabilities ...........      1,351,057         1.9
                                                     -----------       -----
Net Assets ......................................    $72,515,932       100.0%
                                                     ===========       =====

All data as of December 31, 2005. The Fund's breakdown by bond type and top five holdings by state are expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

 Principal                                                                     Maturity            Interest
  Amount                                                                         Date                Rate            Value
----------                                                                     --------            --------       ----------
            MUNICIPAL BONDS (98.1%)
            CERTIFICATE OF PARTICIPATION (1.5%)
$1,060,000  Platte County, Missouri ..................................          03/01/08             4.000%       $1,075,942
                                                                                                                  ----------
            EDUCATION (9.6%)
 1,000,000  Arizona State University .................................          07/01/08             5.000         1,039,570
   600,000  Connecticut State Health & Educational
              Facilities Authority(1) ................................          07/01/36             3.750           600,000
 1,500,000  Florida State Board of Education
              Lottery Revenue ........................................          07/01/09             5.250         1,592,085
 1,000,000  Greenville County, South Carolina,
              School District ........................................          12/01/07             5.000         1,026,460
   575,000  New York State Dormitory Authority .......................          02/15/07             3.000           570,676
 1,000,000  Pennsylvania State Higher Educational
              Facilities Authority ...................................          09/01/10             5.250         1,073,640
 1,000,000  Virginia State Public School Authority ...................          08/01/09             5.000         1,054,060
                                                                                                                  ----------
            Total Education                                                                                        6,956,491
                                                                                                                  ----------
            GENERAL OBLIGATIONS (43.2%)
 1,000,000  Beaufort County, South Carolina,
              School District ........................................          03/01/08             4.000         1,014,620
 1,000,000  Branson, Missouri, School District .......................          03/01/08             4.000         1,016,080
   200,000  California State .........................................          02/01/08             5.000           206,346
 1,000,000  California State .........................................          02/01/09             6.000         1,071,890
   500,000  Chicago, Illinois ........................................          01/01/08             4.000           506,875
 1,000,000  Chicago, Illinois, Metropolitan Water
              Reclamation District ...................................          12/01/07             5.000         1,028,690
 1,000,000  Chicago, Illinois, Park District .........................          01/01/08             4.500         1,021,950
   570,000  Connecticut State ........................................          05/01/09             5.000           599,127
 1,000,000  Dallas, Texas ............................................          02/15/08             4.000         1,013,730
 1,090,000  District of Columbia .....................................          06/01/09             5.500         1,160,458
   500,000  El Paso, Texas ...........................................          08/15/07             4.500           509,325
 1,000,000  Guilford County, North Carolina(1) .......................          10/01/22             4.000         1,010,340
 1,075,000  Hamilton County, Tennessee ...............................          10/01/07             4.000         1,087,567
 1,000,000  Illinois State ...........................................          04/01/10             5.500         1,079,730
   820,000  Las Vegas-Clark County, Nevada,
              Library District .......................................          06/01/07             2.750           810,422

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2005                                          3

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)

 Principal                                                                       Maturity       Interest
  Amount                                                                           Date           Rate         Value
----------                                                                       --------       --------    ----------
             MUNICIPAL BONDS (continued)
             GENERAL OBLIGATIONS (continued)
$  580,000   Las Vegas-Clark County, Nevada,
               Library District .............................                    06/01/08        3.000%     $   570,581
 1,000,000   Massachusetts State.............................                    02/01/09        5.500        1,062,550
 1,000,000   Massachusetts State.............................                    09/01/09        5.000        1,052,410
 1,000,000   Milwaukee County, Wisconsin.....................                    08/01/07        4.000        1,010,160
 1,000,000   Mississippi State...............................                    07/01/08        5.500        1,049,460
 1,360,000   Mississippi State...............................                    11/01/08        5.000        1,417,283
 1,500,000   New Jersey State................................                    07/15/09        5.000        1,580,160
 1,500,000   New York, New York..............................                    08/01/08        5.250        1,565,880
 1,000,000   New York, New York..............................                    08/01/08        5.250        1,043,920
 1,500,000   North Carolina State............................                    04/01/09        5.000        1,577,175
   505,000   Ocean Township, New Jersey,
               Board of Education............................                    03/01/08        4.250          514,989
 1,000,000   Pennsylvania State..............................                    01/01/10        5.250        1,068,080
 1,000,000   San Antonio, Texas..............................                    02/01/09        4.500        1,030,930
 1,065,000   Southington, Connnecticut.......................                    09/15/08        2.500        1,032,656
 1,000,000   Texas State.....................................                    10/01/07        5.000        1,028,280
 1,000,000   Tulsa, Oklahoma.................................                    06/01/09        5.000        1,050,680
   500,000   Utah State......................................                    07/01/09        5.375          532,905
                                                                                                            -----------
             Total General Obligations.......................                                                31,325,249
                                                                                                            -----------
             HEALTH CARE (2.2%)
   250,000   California Health Facilities Financing
               Authority Revenue ............................                     11/15/08        5.000         260,600
   525,000   Chemung County, New York, Industrial
               Development Agency ...........................                     11/01/06        4.000         526,580
   500,000   Harris County, Texas, Health Facilities
               Development Authority ........................                     12/01/07        5.000         513,320
   250,000   Henderson, Nevada, Health Care
               Facility Revenue .............................                     07/01/08        5.000         258,380
                                                                                                            -----------
             Total Health Care...............................                                                 1,558,880
                                                                                                            -----------
             HOUSING (1.4%)
 1,000,000   Puerto Rico Housing Finance Authority ..........                   12/01/08          4.500       1,028,210
                                                                                                            -----------

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)

 Principal                                                                           Maturity   Interest
  Amount                                                                               Date       Rate        Value
----------                                                                           --------   --------   ----------
            MUNICIPAL BONDS (continued)
            INDUSTRIAL (5.0%)
$1,080,000  Kansas State Development Finance Authority Revenue .............         11/01/09     5.250%  $ 1,152,198
 2,335,000  Rhode Island State Economic Development Corp. Revenue ..........         06/15/09     5.250     2,482,058
                                                                                                           ----------
            Total Industrial ...............................................                                3,634,256
                                                                                                           ----------
            MISCELLANEOUS (9.4%)
 1,545,000  Metropolitan Pier & Exposition Authority .......................         06/15/09     5.250     1,634,564
 1,000,000  Michigan State Building Authority Revenue ......................         10/15/09     5.500     1,075,640
 1,035,000  New York State Local Government Assistance Corp. ...............         04/01/08     4.000     1,048,683
 1,000,000  Ohio State .....................................................         06/15/09     4.000     1,021,290
 1,000,000  Ohio State Building Authority ..................................         04/01/08     4.500     1,025,870
 1,000,000  Southcentral Pennsylvania General Authority Revenue1 ...........         06/01/30     4.500     1,033,240
                                                                                                           ----------
            Total Miscellaneous ............................................                                6,839,287
                                                                                                           ----------
            PRE-REFUNDED (2.2%)(2)
 1,000,000  Washington State ...............................................         07/01/09     5.500     1,070,240
   500,000  Wisconsin State Clean Water Revenue ............................         06/01/08     5.000       519,135
                                                                                                           ----------
            Total Pre-Refunded .............................................                                1,589,375
                                                                                                           ----------
            SALES TAX (3.4%)
 1,100,000  Massachusetts State School Building
              Authority Dedicated Sales Tax Revenue ........................         08/15/09     5.000     1,160,445
 1,265,000  Wichita, Kansas Sales Tax ......................................         04/01/08     5.000     1,310,148
                                                                                                           ----------
            Total Sales Tax ................................................                                2,470,593
                                                                                                           ----------
            TRANSPORTATION (9.1%)
 1,150,000  Colorado Department of Transportation ..........................         06/15/10     5.250     1,234,099
   500,000  Metropolitan Transportation Authority,
              New York, Revenue ............................................         11/15/10     5.000       530,255
 1,000,000  New Jersey State Transportation Trust ..........................         06/15/08     5.500     1,046,440
 1,000,000  New Jersey State Transportation Trust ..........................         06/15/09     5.000     1,048,920

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2005                                          5

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)

 Principal                                                                      Maturity    Interest
  Amount                                                                          Date        Rate         Value
----------                                                                      --------    --------    ----------
             MUNICIPAL BONDS (continued)
             TRANSPORTATION (continued)
$1,000,000   New York State Thruway Authority .......................           03/15/08     5.000%    $ 1,033,720
 1,000,000   Orlando & Orange County, Florida,
               Expressway Authority .................................           07/01/07     4.500       1,017,730
   700,000   Phoenix, Arizona, Street & Highway User Revenue ........           07/01/08     4.500         719,068
                                                                                                       -----------
             Total Transportation ...................................                                    6,630,232
                                                                                                       -----------
             UTILITIES (6.3%)
  900,000    Boise-Kuna Irrigation District, Idaho,
             Hydroelectricity Plant Project .........................           07/01/07     5.250         923,175
1,000,000    Colorado Springs, Colorado, Utilities
               Revenue ..............................................           11/15/08     5.000       1,045,730
1,000,000    Colorado Springs, Colorado, Utilities
               Revenue ..............................................           11/15/09     5.250       1,067,120
  500,000    Salt River Project, Arizona ............................           01/01/08     4.000         506,105
1,000,000    Salt River Project, Arizona ............................           01/01/10     5.000       1,059,210
                                                                                                       -----------
             Total Utilities                                                                             4,601,340
                                                                                                       -----------
             WATER/SEWER (4.8%)
 1,345,000   Anderson, South Carolina, Water &  Sewer Revenue .......           07/01/08     4.000       1,369,250
   980,000   El Paso, Texas, Water & Sewer Revenue ..................           03/01/08     4.000         993,720
 1,075,000   New York State Environmental
               Facilities Corp., State Clean
               Water & Drinking .....................................           04/15/08     4.000       1,092,050
                                                                                                       -----------
             Total Water/Sewer ......................................                                    3,455,020
                                                                                                       -----------
TOTAL INVESTMENTS (Identified cost $72,025,447)(3)...                                         98.1%    $71,164,875
OTHER ASSETS IN EXCESS OF LIABILITIES................                                          1.9       1,351,057
                                                                                             -----     -----------
NET ASSETS     ......................................                                        100.0%    $72,515,932
                                                                                             =====     ===========

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the December 31, 2005 coupon rate.

(2) For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the original stated maturity date.

(3) The aggregate cost for federal income tax purposes is $72,025,447. The aggregate gross unrealized appreciation is $6,898, and the aggregate gross unrealized depreciation is $867,470, resulting in net unrealized depreciation of $860,572.

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005 (unaudited)

ASSETS:
   Investments in securities, at value
     (identified cost $72,025,447) ..........................   $ 71,164,875
   Cash .....................................................        321,241
   Interest receivable ......................................        902,582
   Fund shares sold .........................................        315,000
                                                                ------------
       Total Assets .........................................     72,703,698
                                                                ------------
LIABILITIES:
   Payables for:
     Shareholder servicing fees .............................         33,499
     Investment advisory fees ...............................         33,499
     Custody and accounting fees ............................         28,675
     Fund shares redeemed ...................................         27,040
     Administrative fees ....................................         20,100
     Professional fees ......................................         14,691
     Dividends and distributions declared ...................          7,850
     Board of Trustees' fees ................................          3,261
   Accrued expenses and other liabilities ...................         19,151
                                                                ------------
       Total Liabilities ....................................        187,766
                                                                ------------
NET ASSETS ..................................................   $ 72,515,932
                                                                ============
Net Assets Consist of:
   Par value ................................................   $     69,533
   Paid-in capital in excess of par .........................     73,935,286
   Distributions in excess of net investment income .........        (12,093)
   Accumulated net realized loss on investments .............       (616,222)
   Net unrealized depreciation on investments ...............       (860,572)
                                                                ------------
Net Assets ..................................................   $ 72,515,932
                                                                ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($72,515,932 / 6,953,289 shares outstanding) .............   $      10.43
                                                                ============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2005                                          7

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2005 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Interest .................................................     $ 1,261,921
                                                                    -----------
   Expenses:
     Investment advisory fees .................................         117,474
     Shareholder servicing fees ...............................         117,474
     Administrative fees ......................................          70,485
     Custody and accounting fees ..............................          40,857
     Professional fees ........................................          15,816
     Board of Trustees' fees ..................................           2,771
     Miscellaneous expenses ...................................          30,855
                                                                    -----------
       Total Expenses .........................................         395,732
       Expense offset arrangement .............................          (1,469)
                                                                    -----------
       Net Expenses ...........................................         394,263
                                                                    -----------
   Net Investment Income ......................................         867,658
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments ...........................        (548,348)
   Net change in unrealized depreciation on investments .......        (333,798)
                                                                    -----------
       Net Realized and Unrealized Loss .......................        (882,146)
                                                                    -----------
   Net Decrease in Net Assets Resulting From Operations .......     $   (14,488)
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                For the six
                                                                                months ended
                                                                                 December 31,              For the
                                                                                    2005                  year ended
                                                                                 (Unaudited)             June 30, 2005
                                                                                -------------            -------------
INCREASE IN NET ASSETS:
   From Operations:
     Net investment income ..........................................           $     867,658            $   2,189,878
     Net realized loss on investments ...............................                (548,348)                 (67,874)
     Net change in unrealized depreciation
       on investments ...............................................                (333,798)                 (39,089)
                                                                                -------------            -------------
     Net increase (decrease) in net assets resulting
       from operations ..............................................                 (14,488)               2,082,915
                                                                                -------------            -------------
   Dividends and distributions declared:
     From net investment income .....................................                (869,575)              (2,191,473)
     From net realized gains ........................................                      --                 (467,291)
                                                                                -------------            -------------
        Total dividends and distributions declared ..................                (869,575)              (2,658,764)
                                                                                -------------            -------------
    Fund shares transactions:
     Net proceeds from sales of fund shares .........................              11,793,653               61,049,548
     Net asset value of fund shares issued to shareholders
        in reinvestment of distributions ............................                 335,124                  855,771
     Net cost of fund shares repurchased ............................             (39,618,339)             (86,873,989)
                                                                                -------------            -------------
      Net decrease in net assets resulting from fund
        shares transactions .........................................             (27,489,562)             (24,968,670)
                                                                                -------------            -------------
        Total decrease in net assets ................................             (28,373,625)             (25,544,519)

NET ASSETS:
   Beginning of year ................................................             100,889,557              126,434,076
                                                                                -------------            -------------
    End of period (including distributions in excess
      of net investment income of $12,093 and
      $10,176, respectively) ........................................           $  72,515,932            $ 100,889,557
                                                                                =============            =============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2005                                          9

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                                For the six
                                                months ended
                                                December 31,                For the years ended June 30,
                                                   2005         -------------------------------------------------------
                                                (unaudited)      2005         2004         2003        2002       2001
                                                ------------    ------       ------       ------      ------     ------
Net asset value, beginning  of year ............. $10.52        $10.55       $10.87       $10.73      $10.53     $10.24
                                                  ------        ------       ------       ------      ------     ------
Income from investment  operations:
   Net investment income ........................   0.12          0.23         0.18         0.25        0.31       0.35
   Net realized and unrealized gain (loss)
     on investments .............................  (0.11)        (0.05)       (0.28)        0.18        0.22       0.29
                                                  ------        ------       ------       ------      ------     ------
     Total income (loss) from
       investment operations ....................   0.01          0.18        (0.10)        0.43        0.53       0.64
                                                  ------        ------       ------       ------      ------     ------
Less dividends and distributions:
   From net investment income ...................  (0.10)        (0.18)       (0.18)       (0.26)      (0.31)     (0.35)
   From net realized gains ......................     --         (0.03)       (0.04)       (0.03)      (0.02)        --
                                                  ------        ------       ------       ------      ------     ------
     Total dividends and distributions ..........  (0.10)        (0.21)       (0.22)       (0.29)      (0.33)     (0.35)
                                                  ------        ------       ------       ------      ------     ------
   Net asset value, end of period ............... $10.43        $10.52       $10.55       $10.87      $10.73     $10.53
                                                  ======        ======       ======       ======     ======      ======
     Total return ...............................   0.08%         1.75%       (0.75%)       4.04%       5.14%      6.37%
Ratios/Supplemental data:
   Net assets, end of period (in millions) ......    $73           $101        $126         $107         $82        $65
   Ratio of expenses to average net assets:
     Net expenses paid by Fund ..................   0.84%(1)      0.80%        0.80%        0.82%       0.83%      0.77%
   Expense offset arrangement ...................   0.00%(1,2)    0.00%(2)     0.00%(2)     0.00%(2)    0.01%      0.06%
                                                  ------        ------       ------       ------      ------     ------
     Total expenses .............................   0.84%(1)      0.80%        0.80%        0.82%       0.84%      0.83%
Ratio of net investment income
  to average net assets .........................   1.85%(1)      1.68%        1.86%        2.33%       2.90       3.36%

Portfolio turnover rate .........................     49%           89%          90%          82%         94%        45%

----------
(1)   Annualized.

(2)   Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (unaudited)

1.    Organization   and   Significant   Accounting   Policies.   BBH  Tax  Free
      Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At December 31, 2005, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by pricing services, use of which has been approved by the Board of Trustees. In making such valuations, the pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value.

      B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on constantly applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its net income to its shareholders. Accordingly, no federal income tax provision is required.

      D. Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid at least annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest


FINANCIAL STATEMENT DECEMBER 31, 2005`                                        11

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2005 (unaudited)



            received on tax-exempt bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2005, the Fund incurred $117,474 for advisory services.

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2005, the Fund incurred $70,485 for administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2005, the Fund incurred $117,474 for shareholder servicing services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2005, the Fund incurred $2,771 for Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended December 31, 2005, the Fund incurred $40,857 for custody and accounting services. These fees were reduced by $1,469 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the six months ended December 31, 2005 was $393.

3. Investment Transactions. For the six months ended December 31, 2005, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $45,108,373 and $72,159,798, respectively.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2005 (unaudited)

4.    Share Transactions. Transactions in fund shares were as follows:

                                              For the six
                                              months ended           For the
                                            December 31, 2005       year ended
                                               (unaudited)        June 30, 2005
                                            -----------------     -------------
Fund shares sold ........................       1,121,732           5,762,117
Fund shares issued in connection with
  reinvestment of dividends .............          33,195              80,950
Fund shares repurchased .................      (3,789,658)         (8,237,779)
                                               ----------          ----------

Net decrease ............................      (2,634,731)         (2,394,712)
                                               ==========          ==========


FINANCIAL STATEMENT DECEMBER 31, 2005                                         13

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2005 (unaudited)

EXAMPLE

As a shareholder of BBH Tax Free Short/Intermediate Fixed Income Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and
(2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             Expenses Paid
                         Beginning          Ending           During Period
                       Account Value     Account Value      July 1, 2005 to
                       July 1, 2005    December 31, 2005   December 31, 2005(1)
                       -------------   -----------------   -----------------
Actual ..............     $1,000            $1,001                4
Hypothetical(2) .....     $1,000            $1,021                4

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
December 31, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 12, 2005, the Board of Trustees (the "Board") of BBH Trust (the "Trust") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2004, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.


FINANCIAL STATEMENT DECEMBER 31, 2005                                         15

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2005 (unaudited)

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2005 (unaudited)

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH Tax Free Short/Intermediate Fixed Income Fund also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

The Trustees reviewed information showing performance of the Fund compared to the Lehman 3-Year Municipal Bond Index. The Fund's generally lagged the Average over all relevant periods, which resulted from management's decision to construct a defensive portfolio in recent years. The Trustees understood management's decision and were pleased to see a portfolio with higher quality securities and a shorter duration than the Index. The Trustees viewed with favor this performance and noted the benchmark has no fees. The Trustees also noted the Fund's expense ratio was in line with or lower than many Funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Fund's investment results over time and its total expense ratio had been satisfactory.


FINANCIAL STATEMENT DECEMBER 31, 2005                                         17

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                     BROWN    [LOGO]
                                     BROTHERS
                                     HARRIMAN
                                     BROWN [LOGO]
                                     BROTHERS
                                     HARRIMAN

                               Semi-Annual Report

                               DECEMBER 31, 2005

                           BBH TAX EXEMPT MONEY FUND

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2005 (unaudited)

BREAKDOWN BY BOND TYPE
                                                                      Percent of
                                                       U.S. $ Value   Net Assets
                                                       ------------   ----------
Certificate of Participation ...................       $  2,100,000         0.5%
Education ......................................         65,412,158        15.3
Escrowed to Maturity ...........................          2,000,000         0.5
General Obligations ............................        120,958,528        28.4
Health Care ....................................         12,700,000         3.0
Industrial .....................................         46,050,000        10.8
Miscellaneous ..................................         43,920,000        10.3
Pre-Refunded ...................................          4,220,992         1.0
Special Tax ....................................          4,900,000         1.1
Transportation .................................          6,226,044         1.5
Utilities ......................................          8,900,000         2.1
Water/Sewer ....................................         47,072,933        11.0
Commercial Paper ...............................         59,535,000        14.0
Other Assets in Excess of Liabilities ..........          2,117,548         0.5
                                                       ------------       -----
Net Assets .....................................       $426,113,203       100.0%
                                                       ============       =====

TOP FIVE HOLDINGS BY STATE
                                                                      Percent of
                                                       U.S. $ Value   Net Assets
                                                       ------------   ----------
New York .......................................       $ 55,195,000        13.0%
Texas ..........................................         52,449,154        12.3
California .....................................         36,850,000         8.6
Massachusetts ..................................         34,355,000         8.1
Connecticut ....................................         28,528,814         6.7
Other States ...................................        216,617,687        50.8
Other Assets in Excess of Liabilities ..........          2,117,548         0.5
                                                       ------------       -----
Net Assets .....................................       $426,113,203       100.0%
                                                       ============       =====

All data as of December 31, 2005. The Fund's breakdown by bond type and top five holdings by state are expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

Principal                                                Maturity   Interest
Amount                                                     Date       Rate       Value
----------                                               --------   --------  ------------
             MUNICIPAL BONDS (85.5%)
             CERTIFICATE OF PARTICIPATION (0.5%)
$2,100,000   Denver, Colorado, City & Council(1) ......  01/04/06    3.550%   $  2,100,000
                                                                              ------------
             EDUCATION (15.3%)
 8,600,000   Connecticut State Health & Educational
               Facilities Authority(1) ................  01/03/06    3.750       8,600,000
 2,500,000   Connecticut State Health & Educational
               Facilities Authority(1) ................  01/03/06    3.750       2,500,000
 4,000,000   Connecticut State Health & Educational
               Facilities Authority(1) ................  01/04/06    3.400       4,000,000
 3,300,000   Connecticut State Health & Educational
               Facilities Authority(1)                   01/04/06    3.400       3,300,000
 1,000,000   Indiana University........................  08/01/06    5.250       1,012,240
 3,500,000   Massachusetts State Development
               Finance Agency, Boston University
               Revenue(1) .............................  01/03/06    3.740       3,500,000
 2,210,000   Massachusetts State Health &
               Educational Facilities Authority(1) ....  01/03/06    3.720       2,210,000
 3,000,000   Massachusetts State Health &
               Educational Facilities Authority(1)       01/05/06    3.350       3,000,000
 5,000,000   Michigan State University(1)..............  01/04/06    3.520       5,000,000
 2,800,000   New Hampshire Health & Education
               Facilities Authority(1) ................  01/04/06    3.520       2,800,000
 8,400,000   New Hampshire Health & Education
               Facilities Authority(1) ................  01/04/06    3.520       8,400,000
 1,360,000   New Jersey State Educational Facilities
               Authority(1) ...........................  01/03/06    3.540       1,360,000
 3,900,000   New Jersey State Educational Facilities
               Authority(1) ...........................  01/03/06    3.750       3,900,000
 2,000,000   New York State Dormitory Authority(1).....  01/05/06    3.550       2,000,000
 1,500,000   Oakland University, Michigan(1)...........  01/04/06    3.550       1,500,000
 1,000,000   Ohio State University(1)..................  01/04/06    3.400       1,000,000
 1,000,000   Ohio State University(1)..................  01/05/06    3.480       1,000,000
 3,000,000   Ohio State University(1)..................  01/05/06    3.480       3,000,000

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2005                                         3

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)

Principal                                                Maturity   Interest
Amount                                                     Date       Rate       Value
----------                                               --------   --------  ------------
             MUNICIPAL BONDS (continued)
             EDUCATION (continued)
$2,500,000   University of Missouri(1).................  01/03/06    3.700%   $  2,500,000
 1,800,000   University of Pittsburgh(1)...............  01/04/06    3.520       1,800,000
 3,000,000   University of Texas.......................  07/01/06    5.000       3,029,918
                                                                              ------------
             Total Education...........................                         65,412,158
                                                                              ------------
             ESCROWED TO MATURITY (0.5%)(2)
 2,000,000   Salt River Project, Arizona...............  01/01/06    5.625       2,000,000
                                                                              ------------
             GENERAL OBLIGATIONS (28.4%)
 2,500,000   Anne Arundel County, Maryland.............  03/01/06    5.000       2,508,984
 2,400,000   Arlington County, Virginia................  05/15/06    5.000       2,420,758
 2,900,000   California State(1).......................  01/03/06    3.750       2,900,000
 1,000,000   California State(1).......................  01/03/06    3.750       1,000,000
 2,900,000   Clark County, Nevada, School
               District(1).............................  01/03/06    3.730       2,900,000
 1,000,000   Columbus, Ohio............................  06/15/06    6.000       1,012,701
 5,000,000   Connecticut State(1)......................  01/05/06    3.520       5,000,000
 3,365,000   Corpus Christi, Texas.....................  03/01/06    5.000       3,377,164
 2,385,000   District of Columbia(1)...................  01/04/06    3.550       2,385,000
 1,200,000   Du Page Water Commission, Illinois........  03/01/06    5.000       1,203,437
 1,600,000   Durham County, North Carolina.............  03/01/06    4.500       1,604,889
 1,500,000   Durham County, North Carolina.............  05/01/06    5.000       1,511,614
 9,800,000   Fairfax County, Virginia..................  04/01/06    5.000       9,851,380
 2,600,000   Fairfield, Connecticut....................  01/01/06    5.000       2,600,000
 3,475,000   Florida State Board of Education
               Public Education........................  06/01/06    5.000       3,505,351
 1,700,000   Georgia State.............................  05/01/06    4.500       1,707,381
 1,900,000   King County, Washington...................  06/01/06    5.000       1,917,099
 3,655,000   Maryland State............................  02/01/06    5.000       3,661,781
 2,000,000   Maryland State............................  02/01/06    5.000       2,004,561
 1,925,000   Maryland State............................  03/01/06    5.250       1,931,587
 1,500,000   Maryland State............................  08/01/06    5.000       1,518,346
 2,625,000   Massachusetts State(1)....................  01/05/06    3.550       2,625,000
 2,000,000   Mecklenburg County, North Carolina........  02/01/06    5.000       2,002,999
 2,000,000   Minneapolis, Minnesota(1).................  01/05/06    3.380       2,000,000
   620,000   Minneapolis, Minnesota(1).................  01/05/06    3.380         620,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)

Principal                                                Maturity   Interest
Amount                                                     Date       Rate       Value
----------                                               --------   --------  ------------
             MUNICIPAL BONDS (continued)
             GENERAL OBLIGATIONS (continued)
$9,300,000   Minneapolis, Minnesota(1).................  01/05/06    3.380%   $  9,300,000
 1,000,000   Minnesota State...........................  08/01/06    5.000       1,011,939
 1,000,000   Minnesota State...........................  10/01/06    5.000       1,015,357
 1,500,000   Minnesota State...........................  11/01/06    5.500       1,528,021
 1,800,000   New York, New York(1).....................  01/03/06    3.430       1,800,000
   750,000   New York, New York(1).....................  01/03/06    3.430         750,000
 1,300,000   New York, New York(1).....................  01/03/06    3.430       1,300,000
 4,000,000   New York, New York(1).....................  01/03/06    3.720       4,000,000
   600,000   New York, New York(1).....................  01/03/06    3.740         600,000
   900,000   New York, New York(1).....................  01/03/06    3.750         900,000
   600,000   New York, New York(1).....................  01/03/06    3.750         600,000
 5,275,000   New York, New York(1).....................  01/30/06    3.430       5,275,000
 1,000,000   Pennsylvania State........................  01/01/06    5.000       1,000,000
 2,000,000   Port Saint Lucie, Florida.................  07/01/06    4.000       2,010,896
 1,490,000   South Carolina State......................  01/01/06    5.000       1,490,000
 2,000,000   South Carolina State......................  04/01/06    5.000       2,009,193
 5,500,000   South Carolina State......................  08/01/06    4.000       5,537,488
 2,500,000   Stamford, Connecticut.....................  07/15/06    5.000       2,528,814
 3,175,000   Texas State...............................  08/31/06    4.500       3,204,139
 1,000,000   Utah State................................  07/01/06    5.500       1,013,123
 1,700,000   Virginia Beach, Virginia..................  03/01/06    5.000       1,706,108
 3,000,000   Virginia State............................  06/01/06    4.000       3,014,688
 2,000,000   Wake County...............................  04/01/06    5.000       2,011,113
 2,200,000   Washington Subdivision Sanitation
               District, Maryland(1)...................  01/04/06    3.450       2,200,000
 1,375,000   Washington Subdivision Sanitation
               District, Maryland .....................  06/01/06    4.000       1,382,617
                                                                              ------------
             Total General Obligations.................                        120,958,528
                                                                              ------------
             HEALTH CARE (3.0%)
   800,000   Harris County, Texas, Health Facilities
               Development Corp.(1)....................  01/03/06    3.700         800,000
 2,400,000   Harris County, Texas, Health Facilities
               Development Corp.(1)....................  01/03/06    3.750       2,400,000

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2005                                         5

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)

Principal                                                Maturity   Interest
Amount                                                     Date       Rate       Value
----------                                               --------   --------  ------------
             MUNICIPAL BONDS (continued)
             HEALTH CARE (continued)
$8,000,000   New York State Dormitory Authority
               Revenue(1) .............................  01/05/06    3.520%   $  8,000,000
 1,500,000   Oklahoma State Industries Authority,
               Hospital Revenue(1).....................  01/03/06    3.700       1,500,000
                                                                              ------------
             Total Health Care ........................                         12,700,000
                                                                              ------------
             INDUSTRIAL (10.8%)
 2,600,000   Berkeley County, South Carolina,
               Pollution Control Revenue(1) ...........  01/03/06    3.780       2,600,000
 1,000,000   California Pollution Control Financing
               Authority(1) ...........................  01/03/06    3.650       1,000,000
 1,100,000   California Statewide Communities
               Development Authority, Pollution
               Control Revenue(1) .....................  01/03/06    3.700       1,100,000
 2,600,000   Columbia, Alabama, Pollution Control
               Revenue(1) .............................  01/03/06    3.750       2,600,000
 2,400,000   Columbia, Alabama, Pollution Control
               Revenue(1) .............................  01/03/06    3.750       2,400,000
   600,000   Delaware County, Pennsylvania,
               Industrial Development Authority(1) ....  01/04/06    3.500         600,000
 1,000,000   East Baton Rouge, Parish Louisiana,
               Pollution Control Revenue(1) ...........  01/03/06    3.730       1,000,000
 7,450,000   Forsyth, Montana, Pollution Control
               Revenue(1) .............................  01/03/06    3.750       7,450,000
 1,800,000   Harris County, Texas, Pollution Control
               Revenue(1) .............................  01/03/06    3.730       1,800,000
 1,000,000   Hurley, New Mexico, Pollution Control
               Revenue(1) .............................  01/03/06    3.780       1,000,000
 5,000,000   Jackson County, Mississippi, Port
               Facility Revenue(1) ....................  01/03/06    3.740       5,000,000
   800,000   Joliet, Illinois, Regional Port
               District(1) ............................  01/03/06    3.730         800,000
 2,300,000   Kemmerer, Wyoming, Pollution Control
               Revenue(1) .............................  01/03/06    3.730       2,300,000
 1,000,000   Lincoln County, Wyoming, Pollution
               Control Revenue(1)......................  01/03/06    3.320       1,000,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)

Principal                                                Maturity   Interest
Amount                                                     Date       Rate       Value
----------                                               --------   --------  ------------
             MUNICIPAL BONDS (continued)
             INDUSTRIAL (continued)
$  500,000   Lincoln County, Wyoming, Pollution
               Control Revenue(1) .....................  01/03/06    3.690%   $    500,000
 2,500,000   Lincoln County, Wyoming, Pollution
               Control Revenue(1) .....................  01/03/06    3.730       2,500,000
   800,000   Midlothian, Texas, Pollution
               Control Revenue(1) .....................  01/04/06    3.550         800,000
 1,000,000   Port Arthur, Texas, Navigation
               District(1) ............................  01/03/06    3.780       1,000,000
 1,800,000   Sweetwater County, Wyoming, Pollution
               Control Revenue(1) .....................  01/03/06    3.750       1,800,000
 3,300,000   Valdez, Alaska, Marine Terminal
               Revenue(1) .............................  01/03/06    3.730       3,300,000
 3,300,000   Valdez, Alaska, Marine Terminal
               Revenue(1) .............................  01/03/06    3.750       3,300,000
 2,200,000   Valdez, Alaska, Marine Terminal
               Revenue(1) .............................  01/03/06    3.750       2,200,000
                                                                              ------------
             Total Industrial..........................                         46,050,000
                                                                              ------------
             MISCELLANEOUS (10.3%)
 3,125,000   Alaska State Housing Finance Corp.
               Revenue(1) .............................  01/05/06    3.600       3,125,000
   700,000   California Housing Finance Agency(1) .....  01/04/06    3.200         700,000
 1,300,000   California Housing Finance Agency(1) .....  01/04/06    3.530       1,300,000
 2,100,000   California State Economic Recovery
               Bond(1) ................................  01/03/06    3.750       2,100,000
 3,400,000   California State Economic Recovery
               Bond(1) ................................  01/03/06    3.750       3,400,000
   600,000   California State Economic Recovery
               Bond(1) ................................  01/03/06    3.750         600,000
 1,365,000   Clayton County, Georgia, Housing
               Authority(1) ...........................  01/05/06    3.560       1,365,000
 1,400,000   Colorado Housing & Finance Authority(1) ..  01/04/06    3.550       1,400,000
 4,060,000   Fulton County, Georgia, Building
               Authority ..............................  01/01/06    4.000       4,060,000

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2005                                         7

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)

Principal                                                Maturity   Interest
Amount                                                     Date       Rate       Value
----------                                               --------   --------  ------------
             MUNICIPAL BONDS (continued)
             MISCELLANEOUS (continued)
$5,000,000   Michigan State Housing Development
               Authority, Rental Housing Revenue(1) ...  01/04/06    3.510%   $  5,000,000
   900,000   New York State Local Government
               Assistance Corp.(1) ....................  01/04/06    3.500         900,000
 3,500,000   New York State Local Government
               Assistance Corp.(1) ....................  01/04/06    3.530       3,500,000
   500,000   New York, New York, City Transitional
               Finance Authority(1) ...................  01/03/06    3.700         500,000
   200,000   New York, New York, City Transitional
               Finance Authority(1) ...................  01/03/06    3.750         200,000
 2,900,000   New York, New York, City Transitional
               Finance Authority(1) ...................  01/03/06    3.750       2,900,000
 2,000,000   New York, New York, City Transitional
               Finance Authority(1) ...................  01/03/06    3.750       2,000,000
 5,700,000   New York, New York, City Transitional
               Finance Authority(1) ...................  01/04/06    3.360       5,700,000
 2,170,000   New York, New York, City Transitional
               Finance Authority(1) ...................  01/04/06    3.550       2,170,000
 1,000,000   New York, New York, City Transitional
               Finance Authority(1) ...................  01/04/06    3.550       1,000,000
 1,200,000   New York, New York, City Transitional
               Finance Authority(1) ...................  01/04/06    3.550       1,200,000
   800,000   Will County, Illinois, Exempt
               Facilities Revenue(1)...................  01/03/06    3.850         800,000
                                                                              ------------
             Total Miscellaneous ......................                         43,920,000
                                                                              ------------
             PRE-REFUNDED (1.0%)(2)
 4,100,000   Charlotte, North Carolina ................  05/01/06    5.600       4,220,992
                                                                              ------------
             SPECIAL TAX (1.1%)
 4,900,000   Riverside County, California,
               Special Tax(1) .........................  01/04/06    3.340       4,900,000
                                                                              ------------
             TRANSPORTATION (1.5%)
 3,200,000   Metropolitan Transportation Authority,
               New York(1) ............................  01/05/06    3.450       3,200,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)

Principal                                                Maturity   Interest
Amount                                                     Date       Rate       Value
----------                                               --------   --------  ------------
             MUNICIPAL BONDS (continued)
             TRANSPORTATION (continued)
$3,000,000   New Mexico State Highway
               Commission .............................  06/15/06    5.000%   $  3,026,044
                                                                              ------------
             Total Transportation......................                          6,226,044
                                                                              ------------
             UTILITIES (2.1%)
 4,600,000   Municipal Electric Authority
               of Georgia(1) ..........................  01/04/06    3.450       4,600,000
   900,000   Piedmont Municipal Power Agency
               Electric Revenue(1) ....................  01/04/06    3.450         900,000
 2,000,000   Southern, Minnesota, Municipal Power
               Supply System ..........................  01/01/06    5.000       2,000,000
 1,400,000   Washington State Public Power
               Supply System(1)........................  01/04/06    3.540       1,400,000
                                                                              ------------
             Total Utilities ..........................                          8,900,000
                                                                              ------------
             WATER/SEWER (11.0%)
 1,300,000   Boston, Massachusetts, Water &
               Sewer Commission(1) ....................  01/05/06    3.500       1,300,000
 2,300,000   California State Department of Water
               Resources & Power Supply
               Revenue(1) .............................  01/03/06    3.750       2,300,000
 1,800,000   California State Department of Water
               Resources(1) ...........................  01/04/06    3.580       1,800,000
 9,850,000   California State Department of Water
               Resources(1) ...........................  01/05/06    3.480       9,850,000
 3,700,000   Durham, North Carolina, Water & Sewer
               Revenue(1) .............................  01/04/06    3.550       3,700,000
 1,000,000   El Paso, Texas, Water & Sewer
               Revenue ................................  03/01/06    5.000       1,002,933
   700,000   Irvine Ranch, California, Water
               District(1) ............................  01/03/06    3.650         700,000
 2,370,000   Massachusetts State Water Resources
               Authority(1) ...........................  01/03/06    3.750       2,370,000
 5,800,000   Massachusetts State Water Resources
               Authority(1) ...........................  01/04/06    3.350       5,800,000

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2005                                         9

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)

Principal                                                Maturity   Interest
Amount                                                     Date       Rate       Value
----------                                               --------   --------  ------------
             MUNICIPAL BONDS (continued)
             WATER/SEWER (continued)
$1,000,000   Massachusetts State Water
               Resources Authority(1) .................  01/04/06    3.480%   $  1,000,000
 1,550,000   Massachusetts State Water
               Resources Authority(1) .................  01/04/06    3.540       1,550,000
 3,200,000   Metropolitan Water District of
               Southern California(1) .................  01/03/06    3.750       3,200,000
 4,100,000   New York, New York, City Municipal
               Water Finance Authority(1) .............  01/03/06    3.720       4,100,000
 2,000,000   New York, New York, City Municipal
               Water Finance Authority(1) .............  01/03/06    3.770       2,000,000
   600,000   New York, New York, City Municipal
               Water Finance Authority(1) .............  01/03/06    3.770         600,000
 1,000,000   Ohio State Solid Waste Revenue(1) ........  01/03/06    3.850       1,000,000
 4,800,000   Seattle, Washington Water System
               Revenue(1) .............................  01/04/06    3.440       4,800,000
                                                                              ------------
             Total Water/Sewer ........................                         47,072,933
                                                                              ------------
             Total Municipal Bonds ....................                        364,460,655
                                                                              ------------
             COMMERCIAL PAPER (14.0%)
 7,000,000   City of Houston, Texas ...................  02/07/06    3.100       7,000,000
 3,900,000   City of San Antonio, Texas ...............  01/19/06    2.780       3,900,000
 7,100,000   City of San Antonio, Texas ...............  01/19/06    2.820       7,100,000
 4,000,000   King County, Washington ..................  02/08/06    3.100       4,000,000
 5,500,000   Massachusetts Health Educational
               University..............................  03/10/06    3.100       5,500,000
 5,500,000   Massachusetts State Health &
               Educational Facilities Authority .......  01/12/06    2.920       5,500,000
 9,500,000   Montgomery County ........................  02/03/06    3.090       9,500,000
 3,705,000   Texas Public Finance Auto ................  02/07/06    3.100       3,705,000
 5,000,000   Texas Technology University...............  02/02/06    3.100       5,000,000
 3,000,000   University of Texas ......................  01/17/06    3.020       3,000,000
 1,330,000   University of Texas ......................  02/02/06    3.100       1,330,000
 4,000,000   University of Texas ......................  02/06/06    2.950       4,000,000
                                                                              ------------
             Total Commercial Paper....................                         59,535,000
                                                                              ------------

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)

                                                                        Value
                                                                    ------------
TOTAL INVESTMENTS, AT AMORTIZED COST ...........        99.5%       $423,995,655
OTHER ASSETS IN EXCESS OF LIABILITIES ..........         0.5           2,117,548
                                                       -----        ------------
NET ASSETS .....................................       100.0%       $426,113,203
                                                       =====        ============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the December 31, 2005 coupon rate.

(2) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2005                                        11

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005 (unaudited)


ASSETS:
   Investments, at amortized cost ............................      $423,995,655
   Cash ......................................................           192,204
   Interest receivable .......................................         2,373,660
   Other receivable ..........................................            59,562
                                                                    ------------
       Total Assets ..........................................       426,621,081
                                                                    ------------

LIABILITIES:
   Payables for:
     Shareholder servicing fees ..............................           191,922
     Investment advisory fees ................................           115,154
     Administrative fees .....................................            76,769
     Dividends declared ......................................            64,440
     Custody and accounting fees .............................            27,056
     Professional fees .......................................            15,556
     Board of Trustees' fees .................................             2,643
   Accrued expenses and other liabilities ....................            14,338
                                                                    ------------
       Total Liabilities .....................................           507,878
                                                                    ------------
NET ASSETS, for 426,108,475 fund shares outstanding ..........      $426,113,203
                                                                    ============
Net Assets Consist of:
   Par value .................................................      $  4,261,085
   Paid-in capital ...........................................       421,852,118
                                                                    ------------
Net Assets ...................................................      $426,113,203
                                                                    ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE .................             $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2005 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Interest ...........................................            $5,680,069
                                                                     ----------
   Expenses:
     Shareholder servicing fees .........................               558,081
     Investment advisory fees ...........................               334,849
     Administrative fees ................................               223,232
     Custody and accounting fees ........................                45,298
     Professional fees ..................................                19,908
     Board of Trustees' fees ............................                14,417
     Miscellaneous expenses .............................                35,829
                                                                     ----------
       Total Expenses ...................................             1,231,614
       Expense offset arrangement .......................                (4,745)
                                                                     ----------
       Net Expenses .....................................             1,226,869
                                                                     ----------
   Net Investment Income ................................            $4,453,200
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2005                                        13

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                          For the six
                                                          months ended        For the
                                                       December 31, 2005     year ended
                                                          (unaudited)      June 30, 2005
                                                         -------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income ...........................   $   4,453,200    $     5,447,040
   Dividends declared from net investment income .....      (4,453,212)        (5,366,122)
                                                         -------------       ------------
     Net increase (decrease) in net assets from
       operations ....................................             (12)            80,918
                                                         -------------       ------------
   From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold ..............................     201,575,668      1,199,999,083
       Fund shares issued in reinvestment of dividends       2,155,652          2,748,333
       Fund shares repurchased .......................    (215,264,108)    (1,218,015,624)
                                                         -------------       ------------
         Net decrease in net assets resulting
           from fund share transactions ..............     (11,532,788)       (15,268,208)
                                                         -------------       ------------
         Total decrease in net assets ................     (11,532,800)       (15,187,290)
NET ASSETS:
   Beginning of year .................................     437,646,003        452,833,293
                                                         -------------       ------------
   End of period .....................................   $ 426,113,203       $437,646,003
                                                         =============       ============

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                    For the six
                                    months ended                For the years ended June 30,
                                 December 31, 2005   --------------------------------------------------
                                     (unaudited)     2005      2004         2003       2002       2001
                                 -----------------   -----     -----        -----      -----      -----
Net asset value, beginning
  of year .......................       $1.00        $1.00     $1.00        $1.00      $1.00      $1.00
Income from investment
  operations:
  Net investment income .........        0.01         0.01      0.00(1)      0.01       0.01       0.03
Dividends to shareholders
  from net investment
  income ........................       (0.01)       (0.01)    (0.00)(1)    (0.01)     (0.01)     (0.03)
                                        -----        -----     -----        -----      -----      -----
Net asset value, end of period ..       $1.00        $1.00     $1.00        $1.00      $1.00      $1.00
                                        =====        =====     =====        =====      =====      =====
Total return ....................        1.01%        1.15%     0.42%        0.72%      1.40%      3.20%
Ratios/Supplemental data:
  Net assets, end of period
    (in millions) ...............        $426         $438      $453         $465       $414       $199
  Net expenses paid by
    Fund ........................        0.55%(2)     0.56%     0.55%        0.56%      0.53%      0.65%(3)
  Expense offset arrangement ....        0.00%        0.00%     0.00%        0.01%      0.02%      0.00%
                                        -----        -----     -----        -----      -----      -----
    Total expenses ..............        0.55%        0.56%     0.55%        0.57%      0.55%      0.65%
  Ratio of net investment
    income to average
    net assets ..................        1.99%(2)     1.15%     0.42%        0.72%      1.28%      3.17%

----------
(1)   Less than $0.01 per share.

(2)   Annualized.

(3) For the year ended June 30, 2001, the Fund had an agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") whereby the Administrator paid certain expenses of the Fund and received a fee from the Fund (the "Expense Payment Fee"), computed daily and paid monthly, such that after such fee the aggregate expenses of the Fund would not exceed 0.65% of the Fund's average daily net assets. Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been 0.62%.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2005                                        15

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (unaudited)

1. Organization and Significant Accounting Policies. BBH Tax Exempt Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At December 31, 2005, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.


      A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At December 31, 2005, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

      D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      E. Other. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2005, the Fund incurred $334,849 for advisory services. BBH TAX EXEMPT MONEY FUND NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2005 (unaudited)

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2005 (unaudited)

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2005, the Fund incurred $223,232 for administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2005, the Fund incurred $558,081 for shareholder servicing services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2005, the Fund incurred $14,417 for Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended December 31, 2005, the Fund incurred $45,298 for custody and accounting services. These fees were reduced by $4,745 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the six months ended December 31, 2005 was $3,488.


FINANCIAL STATEMENT  DECEMBER 31, 2005                                        17

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2005 (unaudited)

EXAMPLE

As a shareholder of BBH Tax Exempt Money Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Expenses Paid
                        Beginning         Ending              During Period
                      Account Value    Account Value          July 1, 2005
                      July 1, 2005   December 31, 2005   to December 31, 2005(1)
                      -------------  -----------------   -----------------------
Actual.............       $1,000          $1,010                     3
Hypothetical(2)....       $1,000          $1,022                     3

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   for  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
December 31, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 12, 2005, the Board of Trustees (the "Board") of BBH Trust (the "Trust") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature,  Extent and  Quality of  Services  Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2004, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.


FINANCIAL STATEMENT  DECEMBER 31, 2005                                        19

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2005 (unaudited)

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2005 (unaudited)

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated


FINANCIAL STATEMENT  DECEMBER 31, 2005                                        21

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2005 (unaudited)

service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH Tax Exempt Money Fund also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Trustees reviewed information showing performance of the Fund compared to iMoneyNet (Tax Free Retail). The Fund outperformed the Average over all relevant periods. The Trustees also viewed with favor that the Fund's portfolio of investments had an overall high quality while the Fund's total expense ratio was lower that the iMoneyNet Average. The Trustees also noted that the Fund had successfully maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Fund's investment results over time and its total expense ratio had been satisfactory.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY NEW YORK, NY 10005
(800) 625-5759


To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265

By E-mail send your request to:     bbhfunds@bbh.com

On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                     BROWN [LOGO]
                                     BROTHERS
                                     HARRIMAN








ITEM 2. CODE OF ETHICS.

(a)	The registrant has adopted a code of ethics that
                   applies to the registrant's principal executive officer,
                  principal financial officer,
                  principal accounting officer or controller or persons
                 performing similar functions.


(b)	No answer required.

(c)	Not applicable.
(d)	Not applicable.

(e)	Not applicable.
(f)
       (1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees board has designated two members of the audit committee as financial experts.
     (2) The following Trustees have been designated as
                  audit committee financial experts by the Board of Trustees: independent audit committee members Arthur Miltenberger and David Feldman are the designated audit committee financial experts.
    (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
NOT APPLICABLE - Required for annual filings only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Trust has a separately designated audit committee.
      The members of the audit committee are: Eugene P. Beard , Richard Carpenter, David P. Feldman, Alan G. Lowy and
     Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES
 AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF
        CLOSED-END MANAGEMENT INVESTMENT
        COMPANY.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES
 BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE
 OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund,

      BBH Tax Free Short/Intermediate Fixed income Fund and BBH Tax Exempt Money Fund ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:


	a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.  evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a.	all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal
		controls; and
6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


February 28, 2006

/s/John A. Nielsen
==============
John A. Nielsen
President - Principal Executive Officer



I, Thomas Reynolds, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund,
      BBH Tax Free Short/Intermediate Fixed income Fund and BBH Tax Exempt Money Fund ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances
	under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.	evaluated the effectiveness of the registrant's disclosure
        controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

       c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation
	     as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

       a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and
      b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: February 28, 2006


/s/Thomas Reynolds
===============
Thomas Reynolds
Treasurer - Principal Financial Officer



























                          SECTION 906 CERTIFICATION
Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund, BBH Tax Free Short/Intermediate Fixed income Fund and BBH Tax Exempt Money Fund ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended 12/31/04
(the "Report") fully
 complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects,the financial condition and results of operations of the Registrant.

Dated: February 28, 2006

/s/John A. Nielsen
==============
John A. Nielsen
Title: President, Principal Executive Officer


Dated: February 28, 2006

/s/Thomas Reynolds
===============
Thomas Reynolds
Title: Treasurer, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH TRUST
             -------------------------------------



By (Signature and Title)*/s/ John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principal Executive Officer)
Date:  February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title) /s/Thomas Reynolds
	                    ------------------------------------------------------

                          Thomas Reynolds, Treasurer
                          (Principal Financial Officer)

Date:  February 28, 2006


* Print name and title of each signing officer under his or her signature.